Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Basic Loss Per Share

Basic loss per share is calculated by dividing the loss attributable to the Company’s owners by the weighted average number of ordinary shares in issue.

	Year ended December 31,
	2025	2024	2023
Net loss attributable to Company’s owners	$(75,018)	$(53,516)	$(60,776)

The weighted average of the number of ordinary shares (in thousands)	64,790	58,673	56,368
Basic and diluted loss per share	$(1.16)	$(0.91)	$(1.08)